Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Income Taxes
Note 12 – Income Taxes
The Company’s predecessor, Atlas LLC, is a limited liability company that elected to be treated as a partnership for income tax purposes and, therefore, is not subject to U.S. federal income tax. Rather, the U.S. federal income tax liability with respect to the taxable income of Atlas LLC is passed through to its owners. However, Atlas LLC’s operations located in Texas are subject to an entity-level tax, the Texas margin tax, at a statutory rate of up to 0.75% of income that is apportioned to Texas. The tax expense or benefit associated with the interim period is computed using the most recent estimated tax rate applied to the year-to-date
revenues less cost of sales.
Atlas Inc. is a corporation and is subject to U.S. federal, state and local income taxes. In March 2023, Atlas Inc. completed its initial public offering of 18,000,000 shares of Class A common stock at a price to the public of $18.00 per share. The tax implications of the Reorganization, the IPO and the tax impact of Atlas Inc.’s status as a taxable corporation subject to U.S. federal income tax have been reflected in the accompanying Financial Statements. On March 13, 2023, the date on which we closed the IPO, a corresponding deferred tax liability of approximately $27.5 million was recorded associated with the differences between the tax and book basis of the investment in Atlas LLC. The offset of the deferred tax liability was recorded to additional paid-in
capital.
The effective combined U.S. federal and state income tax rate for the three and six months ended June 30, 2023 was 8.7%. During the three and six months ended June 30, 2023, we recognized an income tax expense of $5.1 million and $12.7 million, respectively. Total income tax expense for the three and six months ended June 30, 2023 differed from amounts computed by applying the U.S. federal statutory tax rate of 21% due to the net income attributable to Atlas LLC prior to the date of our IPO, net income attributable to noncontrolling interest subsequent to the IPO, and state taxes (net of the anticipated federal benefit). During the three and six months ended June 30, 2022, we recognized an income tax expense of $0.6 million and $0.8 million, respectively.

Atlas Sand Company LLC [Member]
Income Tax Disclosure [Line Items]
Income Taxes
Note 11—Income Taxes
The components of the income tax provision are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021	2020
Current income tax provision:
Federal	$—	$—	$—
State	1,858	471	(294)

Total current income tax provision (benefit)	$1,858	$471	$(294)
Deferred income tax provision:
Federal	$—	$—	$—
State	(2)	360	666

Total deferred income tax provision (benefit)	$(2)	$360	$666

Income tax provision	$1,856	$831	$372

Income tax expense was different than the amounts computed by applying the statutory federal income tax rate for partnerships (0%) as follows (in thousands, except effective tax rates):

	For the Year Ended December 31,
	2022	2021	2020
Income before income taxes	$218,862	$5,089	$(34,070)
Income tax expense at the federal statutory rate	—	—	—
State income tax expense	1,856	831	372

Income tax expense	$1,856	$831	$372
Effective tax rate	0.8%	16.3%	(1.1)%
The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below (in thousands):

	For the Year Ended December 31,
	2022	2021
Deferred tax assets:
Other	$—	$—

Total deferred tax assets	$—	$—

Deferred tax liabilities:
Depreciable and depletable assets	$1,906	$1,908
Other	—	—

Total deferred tax liabilities	$1,906	$1,908

Due to the
contribution
of certain depletable assets by members of the Company, a deferred tax liability was created equal to the difference between the fair market value of the contributed assets (“GAAP basis”) and the historical cost basis (“Tax basis”). A deferred tax liability of $0.9 million has been recorded as a component of members’ equity because the difference resulted from transactions with members. The deferred tax liability will be amortized as the associated basis difference is realized on the tax return.